Supplementary cash flow information	12 Months Ended
Dec. 31, 2019
Supplemental Statement of Cash Flow [Abstract]
Supplementary cash flow information
23. Supplementary cash flow information

Changes in non-cash working capital:	December 31, 2019	December 31, 2018

Accounts receivable and other	$6,029	$(1,471)
Inventories	(16,410)	20,775
Accounts payable and accrued liabilities	25,637	(12,876)
	$15,256	$6,428